Intangibles	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Intangibles
Note 11. Intangibles

	2025 A$’000	2024 A$’000
Licensing agreement - Paxalisib	1,087	16,408
Less: Accumulated amortisation	—	(8,335)

	1,087	8,073

Licensing agreement - EVT-801	—	9,813
Less: Accumulated amortisation	—	(2,486)

	—	7,327

	1,087	15,400

Reconciliations
Reconciliations of the carrying values at the beginning and end of the current and previous financial year are set out below:

	EVT-801 licensing agreement A$’000	Paxalisib licensing agreement A$’000	Total A$’000
Balance at 1 July 2023	8,112	9,157	17,269
Amortisation expense	(785)	(1,084)	(1,869)

Balance at 30 June 2024	7,327	8,073	15,400
Impairment of assets	(6,935)	(6,444)	(13,379)
Amortisation expense	(392)	(542)	(934)

Balance at 30 June 2025	—	1,087	1,087

EVT-801
licensing agreement
As at 30 June 2024, the carrying value of the
EVT-801
intangible asset was $7.3 million, representing the amortised cost from the date of acquisition.
In accordance with IAS 136 Impairment of Assets, the Group has reviewed the recoverable amount of the
EVT-801
asset as at 30 June 2025. During the financial year, the Consolidated Entity undertook a strategic review of its research and development pipeline and determined to focus its resources and efforts on the Paxalisib program. As a result, the
EVT-801
program has been deprioritised and no further development activities are planned.
Given the decision to cease active development, the Company determined that the recoverable amount of the
EVT-801
intangible asset is nil. Accordingly, an impairment loss of A$6.9 million has been recognised in the consolidated statement of profit or loss for the year ended 30 June 2025, fully writing down the asset.
This impairment reflects management’s assessment that no future economic benefits are expected to be derived from the
EVT-801
program under the current strategic direction.
The strategic shift has implications for the contingent consideration associated with the
EVT-801
licensing agreement. The probability of achieving future development milestones has been reassessed in light of the decision to cease active development. As a result, Milestone 3, 4 and 5 are no longer considered probable and has been derecognised (refer to Note 15).
Paxalisib licensing agreement
As at 30 June 2024, the carrying value of the Paxalisib intangible asset was $8.1 million, representing the amortised cost from the date of acquisition.
In accordance with IAS 36 Impairment of Assets, the Consolidated Entity has assessed the recoverable amount of the Paxalisib asset. During the year ended 30 June 2025, the Company identified indicators of impairment based on recent trial outcomes, feedback received from the FDA, and funding constraints wiht respect to ongoing and future trials. Given the asset is not based on incurred development costs, the Consolidated Entity applied a valuation methodology that allocates the carrying value across the clinical development pipeline. This approach considers:

•	The number of ongoing studies (11 in total),

•	The stage of each study within the FDA clinical trial phases (from Preclinical to Commercialisation),

•	Probability of success rates for progression through each phase, as published by the FDA.
Each phase was assigned a weighted value based on the number of studies and their respective stage in the development lifecycle. The carrying value was then probability-weighted using FDA success rates to estimate the expected recoverable amount.
Following this assessment, the recoverable amount of the Paxalisib intangible asset was determined to be A$1.09 million, resulting in an impairment loss of A$6.44 million recognised in the consolidated statement of profit or loss for the year ended 30 June 2025.
This impairment reflects the Consolidated Entity’s best estimate of the asset’s recoverable value, considering current clinical progress, regulatory benchmarks, and market conditions.
The recent facts and circumstances have implications for the contingent consideration associated with the Paxalisib licensing agreement. The probability of achieving future development milestones has been reassessed and as a result, Milestone 2 and 5 are no longer considered probable and have been derecognised (refer to Note 15).